EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock option activity
Outstanding at the end of the period (in shares)	33,993,572
Stock Options
Stock option activity
Outstanding at the beginning of the period (in shares)	43,155,549	48,317,255	31,905,426
Granted (in shares)	0	964,008	22,146,180
Exercised (in shares)	(2,516,084)	(2,081,978)	0
Forfeited/Expired (in shares)	(6,645,893)	(4,043,736)	(5,734,351)
Outstanding at the end of the period (in shares)	33,993,572	43,155,549	48,317,255
Vested and expected to vest at the end of the period (in shares)	33,925,303
Exercisable at the end of the period (in shares)	26,798,092
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 9.97	$ 10.58	$ 18.48
Granted (in dollars per share)		$ 5.03	$ 1.17
Exercised (in dollars per share)	$ 1.31	$ 1.21
Forfeited/Expired (in dollars per share)	$ 32.23	$ 20.62	$ 18.21
Outstanding at the end of the period (in dollars per share)	$ 6.26	$ 9.97	$ 10.58
Vested and expected to vest at the end of the period (in dollars per share)	$ 6.27
Exercisable at the end of the period (in dollars per share)	$ 7.53
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 65
Vested and expected to vest at the end of the period	65
Exercisable at the end of the period	39
Weighted Average Remaining Life
Outstanding at the end of the period (in years)	5.3
Vested and expected to vest at the end of the period (in years)	5.3
Exercisable at the end of the period (in years)	4.8
Other Disclosures
Aggregate Intrinsic Value of awards exercised	14	9
Unrecognized compensation costs	$ 2
Period for recognition of unrecognized compensation costs (in years)	0.6
Vesting period (in years)	3 years
Stock Options | Top Employees
Other Disclosures
Weighted average estimated fair value of awards granted (in dollars per share)		$ 2.89
Number of top employees to whom awards granted		11
Assumptions used to calculate fair value of awards granted to top eleven employees
Expected volatility (as a percent)	53.00%
Expected dividend yield (as a percent)	0.00%
Expected life (in years)	7
Expected forfeiture rate (as a percent)	2.00%
Risk-free interest rate (as a percent)	3.29%
Early exercise threshold gain (as a percent)	75.00%
Early exercise rate, gain (as a percent)	20.00%
Stock options subject to time-vesting
Other Disclosures
Portion of awards vesting	50.00%
Performance-based stock options
Other Disclosures
Vesting period (in years)	3 years